Label	Element	Value
MFS Managed Wealth Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	MFS® Managed Wealth Fund Summary of Key Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 13 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure (e.g., high income debt instruments). In addition, MFS may use derivatives to seek to limit the fund’s exposure to certain extreme market events.

Derivatives include futures, forward contracts, options, and swaps.

It is expected that the fund will generally have lower volatility than that of the overall equity market.

The portfolio managers are responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund's tactical allocation overlay.

Strategic Fund Allocation: The underlying funds are selected by the portfolio managers based on underlying fund classifications, historical risk, performance, and other factors. MFS expects the fund’s target allocation to be equally weighted among the following underlying funds: MFS Growth Fund, MFS International Equity Fund, and MFS Value Fund.

A portion of the fund's assets (approximately 10%-15%) will typically be held in cash, cash equivalents, and/or short-term government securities due to collateral requirements for the fund's investments in derivatives, purchase and redemption activity, and other short term cash needs.

Tactical Asset Allocation Overlay: MFS implements the tactical asset allocation overlay primarily through the use of derivative instruments based on the portfolio managers' assessment of the relative attractiveness of asset classes and markets. In seeking to reduce the fund's volatility, MFS decreases the fund’s exposure to the equity and/or currency markets represented by the underlying funds. In addition, MFS may expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure (e.g., high income debt instruments or small cap equity securities) when the portfolio managers believe such asset classes or markets are relatively attractive.

After taking into account the tactical asset allocation overlay, the fund's total market exposure will normally be between 10% and 90% of the fund's assets. (The fund's total market exposure includes the fund's exposure to the equity market through investment in the underlying funds and exposure to any other markets through the tactical overlay.) When the portfolio managers' assessment of the relative attractiveness of asset classes and markets is neutral, the fund's exposure to the equity market is expected to be approximately 50% of the fund's assets.

After taking into account the tactical overlay, the fund may have significant exposure to issuers in a single sector, industry, country, or region.

MFS' tactical asset allocation process for the fund will typically make extensive use of derivatives.

In light of the fund’s principal investment strategies described above, MFS believes it is reasonable to measure the fund’s performance (net of fund expenses) over a full market cycle relative to the performance of (i) the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4% and (ii) the Standard & Poor's 500 Stock Index. MFS does not seek to achieve a specific rate of return in managing the fund and there is no assurance that the fund will outperform the ICE BofA 0-3 Month U.S. Treasury Bill Index or the Standard & Poor's 500 Stock Index over the long term or for any year or period of years.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely corresponds to the fund's principal investment strategies.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely corresponds to the fund's principal investment strategies.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

The total return for the six-month period ended June 30, 2025, was 6.26%. During the period(s) shown in the bar chart, the highest quarterly return was 4.13% (for the calendar quarter ended March 31, 2024) and the lowest quarterly return was (3.28)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	oef_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2024)
MFS Managed Wealth Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

MFS Managed Wealth Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
MFS Managed Wealth Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
MFS Managed Wealth Fund | Investment Strategy Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investment Strategy Risk: The fund’s strategy to reduce its exposure to the equity and/or currency markets represented by the underlying funds and to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure may not produce the intended results. There is no assurance that the fund will be less volatile than the overall equity market over the long term or for any year or period of years. In addition, the strategies MFS may implement to limit the fund’s exposure to certain extreme market events may not work as intended, and the costs associated with such strategies will reduce the fund’s returns. It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

MFS Managed Wealth Fund | Allocation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Allocation Risk: MFS' assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

MFS Managed Wealth Fund | Underlying Funds Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Underlying Funds Risk: MFS' strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective. In addition to the fees and expenses the fund bears directly, shareholders of the fund will indirectly bear the fees and expenses of the underlying funds.

MFS Managed Wealth Fund | Investment Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

MFS Managed Wealth Fund | Equity Market Risk/Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

MFS Managed Wealth Fund | Foreign Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

MFS Managed Wealth Fund | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

MFS Managed Wealth Fund | Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

MFS Managed Wealth Fund | Focus Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

MFS Managed Wealth Fund | Growth Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.
MFS Managed Wealth Fund | Value Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
MFS Managed Wealth Fund | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

MFS Managed Wealth Fund | Debt Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

MFS Managed Wealth Fund | Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

MFS Managed Wealth Fund | Credit Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

MFS Managed Wealth Fund | Leveraging Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
MFS Managed Wealth Fund | Counterparty and Third Party Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

MFS Managed Wealth Fund | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

MFS Managed Wealth Fund | Large Shareholder Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

MFS Managed Wealth Fund | Standard & Poor's 500 Stock Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Standard & Poor's 500 Stock Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
MFS Managed Wealth Fund | ICE BofA 0-3 Month U.S. Treasury Bill Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	ICE BofA 0-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.75%
MFS Managed Wealth Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNWAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 708
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,093
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,502
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,640
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The total return for the six-month period ended
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	6.26%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	4.13%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(3.28%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.35%
Annual Return [Percent]	oef_AnnlRtrPct	1.10%
Annual Return [Percent]	oef_AnnlRtrPct	(1.16%)
Annual Return [Percent]	oef_AnnlRtrPct	6.67%
Annual Return [Percent]	oef_AnnlRtrPct	1.95%
Annual Return [Percent]	oef_AnnlRtrPct	8.67%
Annual Return [Percent]	oef_AnnlRtrPct	2.85%
Annual Return [Percent]	oef_AnnlRtrPct	1.13%
Annual Return [Percent]	oef_AnnlRtrPct	(2.33%)
Annual Return [Percent]	oef_AnnlRtrPct	5.18%
Annual Return [Percent]	oef_AnnlRtrPct	6.10%
MFS Managed Wealth Fund | Class A | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.22%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.19%
MFS Managed Wealth Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.81%
MFS Managed Wealth Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNWBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.66%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 617	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	1,077	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,564	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,773	[3]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	217	[3]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	777	[3]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,364	[3]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,773	[3]
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%
MFS Managed Wealth Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNWCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.66%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 317	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	777	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,364	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,773	[3]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	217	[3]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	777	[3]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,364	[3]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,773	[3]
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%
MFS Managed Wealth Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	473
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	853
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,922
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.14%
MFS Managed Wealth Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNWRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.66%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 217
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	777
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,364
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,955
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.12%
MFS Managed Wealth Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNWSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.16%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	626
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,112
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,452
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.64%
MFS Managed Wealth Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNWTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	550
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	983
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,191
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.89%
MFS Managed Wealth Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNWUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	473
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	853
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,922
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.14%
MFS Managed Wealth Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNWZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.59%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.11%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	455
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	820
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,849
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.19%

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026. MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity, and fees and expenses associated with investments in investment companies and other similar investment vehicles), such that "Total Annual Fund Operating Expenses" do not exceed 0.91% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.66% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.66% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.16% of the class' average daily net assets annually for Class R2 shares, and 0.63% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.01% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2026.
[3]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.